Basic and Diluted Net Income Per Share (Details) (USD $) In Thousands, except Per Share data	3 Months Ended		9 Months Ended
	Jul. 29, 2011	Jul. 30, 2010	Jul. 29, 2011	Jul. 30, 2010
Numerator [Abstract]
Income from continuing operations	$ 171,805	$ 118,503	$ 436,009	$ 315,161
Income from discontinued operations	1,300	0	1,300	0
Net income	$ 173,105	$ 118,503	$ 437,309	$ 315,161
Denominator [Abstract]
Denominator for basic net income per share - Weighted average shares (in shares)	105,204	103,333	104,803	103,084
Effect of dilutive securities [Abstract]
Stock options, restricted stock units and performance shares (in shares)	1,531	1,631	1,672	1,648
Denominator for diluted net income per share - Adjusted weighted average shares and assumed conversions (in shares)	106,735	104,964	106,475	104,732
Basic earnings per share [Abstract]
Continuing operations (in dollars per share)	$ 1.63	$ 1.15	$ 4.16	$ 3.06
Discontinued operations (in dollars per share)	$ 0.01	$ 0	$ 0.01	$ 0
Net Income (in dollars per share)	$ 1.64	$ 1.15	$ 4.17	$ 3.06
Diluted earnings per share [Abstract]
Continuing operations (in dollars per share)	$ 1.61	$ 1.13	$ 4.09	$ 3.01
Discontinued operations (in dollars per share)	$ 0.01	$ 0	$ 0.01	$ 0
Net Income (in dollars per share)	$ 1.62	$ 1.13	$ 4.10	$ 3.01